Liabilities with customers (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Liabilities with customers
Demand deposits	R$ 9,932,809	R$ 6,713,351	R$ 2,094,127
Time deposits	6,922,061	4,771,204	2,259,047
Savings deposits	1,230,039	887,666	307,098
Creditors by resources to release	248,633	64,410	54,167
Total liabilities with customers	R$ 18,333,543	R$ 12,436,632	R$ 4,714,439